OTHER LONG TERM LIABILITIES Obligations under Capital Lease (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Obligations under Capital Lease [Abstract]
2017	$ 12,527
2018	12,527
2019	12,527
2020	12,561
2021	12,527
Thereafter	151,993
Total lease obligations	214,662
Less: imputed interest payable	(92,259)
Present value of obligations under capital lease	122,403
Less: current portion	(3,649)	$ 0
Obligations under capital lease - long-term portion	$ 118,754	$ 0